Segment Information (Details) - Schedule of information by segment - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
REVENUE	$ 653,036	$ 742,125	$ 200,797
GROSS PROFIT	511,734	734,720	109,907
NET INCOME (LOSS)	(7,050,755)	(3,181,596)	(2,243,234)
DEPRECIATION AND AMORTIZATION	40,130	54,576	25,839
CAPITAL EXPENDITURE	37,068	18,379	129,800
TOTAL ASSETS	14,587,501	3,710,272
Gujia, MM Future, HC Securities and MMBD Advisory [Member]
Segment Reporting Information [Line Items]
REVENUE	260,678	94,637	161,832
GROSS PROFIT	119,376	87,232	70,942
NET INCOME (LOSS)	(4,008,966)	(1,576,531)	(1,264,273)
DEPRECIATION AND AMORTIZATION	40,130	54,576	25,839
CAPITAL EXPENDITURE	37,068	18,379	129,800
TOTAL ASSETS	6,204,026	2,912,884
MM Global [Member]
Segment Reporting Information [Line Items]
REVENUE	392,358	647,488	38,965
GROSS PROFIT	392,358	647,488	38,965
NET INCOME (LOSS)	(451,204)	46,280	(36,418)
DEPRECIATION AND AMORTIZATION
CAPITAL EXPENDITURE
TOTAL ASSETS	121,358	295,064
Unallocated [Member]
Segment Reporting Information [Line Items]
REVENUE
GROSS PROFIT
NET INCOME (LOSS)	(2,590,585)	(1,651,345)	(942,543)
DEPRECIATION AND AMORTIZATION
CAPITAL EXPENDITURE
TOTAL ASSETS	$ 8,262,117	$ 502,324